Summary of All Outstanding Warrants to Purchase Shares of Common Stock (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Warrants Issued	9,189,182	196,189
Exercise Price		2.42
Weighted- Average Exercise Price	1.19	1.19
Exercised
Warrants Outstanding	9,189,182	9,189,182
Warrant 1
Class of Warrant or Right [Line Items]
Grant Date	Jan. 02, 2008	Jan. 02, 2008
Warrants Issued	299,063	299,063
Exercise Price	2.42	2.42
Weighted- Average Exercise Price	2.42	2.42
Expiration Date	Jan. 02, 2013	Jan. 02, 2013
Exercised
Warrants Outstanding	299,063	299,063
Warrant 2
Class of Warrant or Right [Line Items]
Grant Date	Jun. 02, 2008	Jun. 02, 2008
Warrants Issued	196,189	196,189
Exercise Price	2.42	2.42
Weighted- Average Exercise Price	2.42	2.42
Expiration Date	Jun. 02, 2013	Feb. 06, 2013
Exercised
Warrants Outstanding	196,189	196,189
Warrant 3
Class of Warrant or Right [Line Items]
Grant Date	Sep. 03, 2010	Sep. 03, 2010
Warrants Issued	1,221,920	1,221,920
Exercise Price	1.00	1.00
Weighted- Average Exercise Price	1.00	1.00
Expiration Date	Mar. 03, 2013	Mar. 03, 2013
Exercised
Warrants Outstanding	1,221,920	1,221,920
Warrant 4
Class of Warrant or Right [Line Items]
Grant Date	Sep. 03, 2010	Sep. 03, 2010
Warrants Issued	6,415,080	6,415,080
Exercise Price	1.15	1.15
Weighted- Average Exercise Price	1.15	1.15
Expiration Date	Sep. 03, 2015	Sep. 03, 2015
Exercised
Warrants Outstanding	6,415,080	6,415,080
Warrant 5
Class of Warrant or Right [Line Items]
Grant Date	Sep. 03, 2010	Sep. 03, 2010
Warrants Issued	1,056,930	1,056,930
Exercise Price	1.10	1.10
Weighted- Average Exercise Price	1.10	1.10
Expiration Date	Sep. 03, 2015	Sep. 03, 2015
Exercised
Warrants Outstanding	1,056,930	1,056,930